Submission	Dec. 09, 2025
Submission [Line Items]
Central Index Key	0001859392
Registrant Name	Galaxy Digital Inc.
Registration File Number	333-290956
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A